Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Valuation allowance increase (decrease)	$ 691,400	$ 2,400
Net operating and economic loss carryforwards	$ 5,441,000